Income Taxes - difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Income Tax (Benefit) Expense	$ (475)	$ (2,864)	$ 2,049	$ (11,380)	$ (9,058)	$ 9,423
State taxes, net of federal benefits			7.00%		(8.00%)	6.00%
Income Tax Expense			50.00%	27.00%	(21.00%)	26.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount					$ (9,337)	$ 7,484
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount					(3,446)	2,437
Effective Income Tax Rate Reconciliation, FDII, Amount						618
Income Tax Out Of Period Adjustment					(2,914)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					$ 811	$ 120
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Meals and Entertainment, Percent					0.00%	0.00%
Effective Income Tax Rate Reconciliation, FDII, Percent					0.00%	2.00%
Effective Income Tax Rate Reconciliation, Capitalized Acquisition Costs, Percent					7.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent					1.00%	1.00%